Pension and other employee benefit plans	6 Months Ended
Sep. 30, 2018
Pension and other employee benefit plans

12. Pension and other employee benefit plans

The following table summarizes the components of net periodic benefit cost of the severance indemnities and pension plans of the MHFG Group for the six months ended September 30, 2017 and 2018:

	Six months ended September 30,
	2017	2018
	(in millions of yen)
Service cost-benefits earned during the period	21,643	21,726
Interest costs on projected benefit obligations	3,609	3,331
Expected return on plan assets	(17,353)	(19,124)
Amortization of prior service benefits	102	76
Amortization of net actuarial loss (gain)	214	(3,942)
Special termination benefits	2,128	1,792

Net periodic benefit cost	10,343	3,859

As previously disclosed in the consolidated financial statements for the fiscal year ended March 31, 2018, the total contribution of approximately ¥52 billion is expected to be paid to the pension plans during the fiscal year ending March 31, 2019. For the six months ended September 30, 2018, the total contribution of ¥26 billion has been paid to the pension plans. The additional contribution of ¥26 billion is expected to be paid during the remainder of the fiscal year ending March 31, 2019 for a total of ¥52 billion.